Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Accounts and Other Receivables [abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2017	2016
Trade receivables from concentrate sales	$34,250	$23,185
Advances and other receivables	1,249	1,095
Value added taxes recoverable	871	707
Accounts and other receivables	$36,370	$24,987